INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current tax:
Current tax on profits for the year		$ 16
Adjustments for current tax of prior periods	(3)
Total current tax expense (benefit)	(3)	16
Deferred income tax:
Decrease (increase) in deferred tax assets		(10,564)
Income tax	$ (3)	$ (10,548)